OTHER ASSETS (Details) - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Other Assets
Assets for leasing	[1]	$ 47,486	$ 48,099
Assets received or awarded in lieu of payment
Assets received in lieu of payment		17,525	20,904
Assets awarded at judicial sale		21,524	24,800
Provision on assets received in lieu of payment or awarded		723	1,440
Subtotal		38,326	44,264
Other assets
Guarantee deposits (margin accounts)	[2]	170,232	323,767
Gold investments		522	478
VAT credit		9,097	9,570
Income tax recoverable		1,756	1,381
Prepaid expenses		477,819	116,512
Assets recovered from leasing for sale		6,848	4,235
Valuation adjustments by macrohedge		9,414	160
Pension plan assets		846	921
Accounts and notes receivable		59,511	59,574
Notes receivable through brokerage and simultaneous transactions		71,382	68,272
Other receivable assets		48,612	53,500
Other assets	[3]	49,365	33,677
Subtotal		905,404	672,047
Total		$ 991,216	$ 764,410

[1]	Assets available to be granted under the financial leasing agreements.
[2]	Guarantee deposits (margin accounts) correspond to collateral associated with derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
[3]	Other assets mainly include settlement of derivatives and other financial transactions.